Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 126,850	$ 670,263	$ 160,607
Subscription receivable		25,000
Prepaid expenses	64,808	58,642	1,900,859
Funds receivable on notes payable			70,000
Total current assets	191,658	753,905	2,131,466
FIXED ASSETS
Property and equipment	6,834	6,834	81,515
Accumulated depreciation	(342)	(114)	(79,177)
Total Fixed Assets	6,492	6,720	2,338
OTHER ASSETS
Deferred offering costs	204,015	92,975
Intangible assets, net of amortization	1,631,705	1,558,550	140,300
Total other assets	1,835,720	1,651,525	140,300
Total Assets	2,033,870	2,412,150	2,274,104
CURRENT LIABILITIES
Accounts payable and accrued liabilities	1,352,265	726,904	97,830
Convertible note payable			128,700
Liability to issue common shares	12,594	3,431	7,400
Short term convertible note payable, net of discounts	380,952		25,415
Third party short term loans, net of discounts			405,646
Short term loan	200,000
Total current liabilities	1,945,811	730,335	664,991
Total Liabilities	1,945,811	730,335	664,991
Commitments and Contingencies
Temporary equity attributable to parent
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, authorized 200,000,000 shares, zero Series A; Series B, 81,000 shares issued and outstanding	8	8	29
Common stock, $0.0001 par value, authorized 1,100,000,000 shares; 1,429,129 and 1,426,629 shares issued and outstanding	143	143	83
Additional paid-in capital	11,645,092	10,555,143	3,577,875
Accumulated deficit	(29,622,919)	(26,917,036)	(8,099,627)
Total deficiency in stockholders’ equity	(17,977,676)	(16,361,742)	(4,521,640)
Total Liabilities and Deficiency in Stockholders’ Equity	2,033,870	2,412,150	2,274,104
Series A Preferred Stock [Member]
CURRENT LIABILITIES
Temporary equity attributable to parent			1,564,251
Series C Preferred Stock [Member]
CURRENT LIABILITIES
Temporary equity attributable to parent	$ 18,065,735	$ 18,043,557	$ 4,566,502